UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
 REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-07702

The Value Line Asset Allocation Fund, Inc.
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1500

Date of fiscal year end: March 31

Date of reporting period: December 31, 2010

Item 1: Schedule of Investments.
A copy of Schedule of Investments for the period ended 12/31/10 is included with this Form.

Value Line Asset Allocation Fund, Inc.

Schedule of Investments (unaudited)	December 31, 2010

Shares		Value
COMMON STOCKS (70.0%)

	CONSUMER DISCRETIONARY (12.3%)
10,000	Aeropostale, Inc. *	$246,400
2,200	AutoZone, Inc. *	599,698
3,600	BorgWarner, Inc. *	260,496
6,500	Buckle, Inc. (The)	245,505
1,000	Chipotle Mexican Grill, Inc. *	212,660
2,300	Coinstar, Inc. *	129,812
3,600	CTC Media, Inc.	84,348
3,600	Deckers Outdoor Corp. *	287,064
2,000	Fossil, Inc. *	140,960
3,000	Genuine Parts Co.	154,020
4,000	Gildan Activewear, Inc. *	113,960
12,800	Guess?, Inc.	605,696
3,000	Jo-Ann Stores, Inc. *	180,660
6,000	Johnson Controls, Inc.	229,200
14,000	LKQ Corp. *	318,080
5,400	Monro Muffler Brake, Inc.	186,786
4,000	O’Reilly Automotive, Inc. *	241,680
9,000	Phillips-Van Heusen Corp.	567,090
1,500	Priceline.com, Inc. *	599,325
1,600	Strayer Education, Inc.	243,552
4,000	Tim Hortons, Inc.	164,920
9,000	TJX Companies, Inc. (The)	399,510
4,000	Tractor Supply Co.	193,960
5,000	TRW Automotive Holdings Corp. *	263,500
5,000	Ulta Salon, Cosmetics & Fragrance, Inc. *	170,000
3,400	Warnaco Group, Inc. (The) *	187,238
9,400	Yum! Brands, Inc.	461,070
		7,487,190
	CONSUMER STAPLES (3.4%)
2,300	British American Tobacco PLC ADR	178,710
6,400	Church & Dwight Co., Inc.	441,728
3,400	Corn Products International, Inc.	156,400
12,000	Cosan Ltd. Class A	163,440
10,300	Flowers Foods, Inc.	277,173
4,500	Green Mountain Coffee Roasters, Inc. *	147,870
7,200	Hormel Foods Corp.	369,072
3,000	TreeHouse Foods, Inc. *	153,270
3,300	Whole Foods Market, Inc. *	166,947
		2,054,610
	ENERGY (2.5%)
3,000	Concho Resources, Inc. *	263,010
2,700	FMC Technologies, Inc. *	240,057
2,800	SM Energy Co.	165,004
17,000	Southwestern Energy Co. *	636,310
5,000	World Fuel Services Corp.	180,800
		1,485,181
	FINANCIALS (6.2%)
4,000	Affiliated Managers Group, Inc. *	396,880
6,300	AFLAC, Inc.	355,509
3,900	Arch Capital Group Ltd. *	343,395
5,500	Bank of Nova Scotia	314,600
3,300	BlackRock, Inc.	628,914
9,700	Eaton Vance Corp.	293,231
2,600	Franklin Resources, Inc.	289,146
1,700	Goldman Sachs Group, Inc. (The)	285,872

Shares		Value
4,000	MSCI, Inc. Class A *	$155,840
1,800	Portfolio Recovery Associates, Inc. *	135,360
3,000	Saul Centers, Inc.	142,050
6,800	T. Rowe Price Group, Inc.	438,872
		3,779,669
	HEALTH CARE (10.2%)
7,000	Alexion Pharmaceuticals, Inc. *	563,850
2,800	Allergan, Inc.	192,276
6,200	Bio-Reference Laboratories, Inc. *	137,516
3,000	Cerner Corp. *	284,220
6,000	Edwards Lifesciences Corp. *	485,040
3,000	Emergency Medical Services Corp. Class A
	*	193,830
14,800	Express Scripts, Inc. *	799,940
4,600	Fresenius Medical Care AG & Co. KGaA
	ADR	265,374
5,700	Henry Schein, Inc. *	349,923
2,300	Hospira, Inc. *	128,087
7,000	IDEXX Laboratories, Inc. *	484,540
8,000	MAKO Surgical Corp. *	121,760
2,800	MWI Veterinary Supply, Inc. *	176,820
6,750	Neogen Corp. *	276,952
2,000	Novo Nordisk A/S ADR	225,140
12,000	Owens & Minor, Inc.	353,160
3,200	Pharmasset, Inc. *	138,912
3,600	ResMed, Inc. *	124,704
3,600	SXC Health Solutions Corp. *	154,296
6,000	Teva Pharmaceutical Industries Ltd. ADR	312,780
5,400	Volcano Corp. *	147,474
7,000	Warner Chilcott PLC Class A	157,920
2,300	West Pharmaceutical Services, Inc.	94,760
		6,169,274
	INDUSTRIALS (15.7%)
6,600	Acuity Brands, Inc.	380,622
11,250	AMETEK, Inc.	441,562
7,000	Bucyrus International, Inc.	625,800
3,000	C.H. Robinson Worldwide, Inc.	240,570
6,400	Canadian National Railway Co.	425,408
3,300	CLARCOR, Inc.	141,537
5,400	Danaher Corp.	254,718
4,000	DigitalGlobe, Inc. *	126,840
3,000	Donaldson Co., Inc.	174,840
5,000	EnerSys *	160,600
5,300	Esterline Technologies Corp. *	363,527
3,500	Flowserve Corp.	417,270
3,300	Hunt (J.B.) Transport Services, Inc.	134,673
4,000	IDEX Corp.	156,480
5,000	ITT Corp.	260,550
11,400	Kansas City Southern *	545,604
4,400	Kirby Corp. *	193,820
3,500	L-3 Communications Holdings, Inc.	246,715
7,000	Lennox International, Inc.	331,030
6,200	Polypore International, Inc. *	252,526
15,000	Republic Services, Inc.	447,900
9,000	Rollins, Inc.	177,750
4,600	Roper Industries, Inc.	351,578
8,600	Stericycle, Inc. *	695,912
3,000	Toro Co. (The)	184,920
2,500	TransDigm Group, Inc. *	180,025

1

Value Line Asset Allocation Fund, Inc.

December 31, 2010

Shares		Value
5,000	United Technologies Corp.	$393,600
3,000	URS Corp. *	124,830
3,200	W.W. Grainger, Inc.	441,952
15,750	Waste Connections, Inc. *	433,598
5,600	Woodward Governor Co.	210,336
		9,517,093
	INFORMATION TECHNOLOGY (11.4%)
3,000	Accenture PLC Class A	145,470
5,000	Acme Packet, Inc. *	265,800
10,000	Amphenol Corp. Class A	527,800
15,000	ANSYS, Inc. *	781,050
600	Apple, Inc. *	193,536
10,000	Aruba Networks, Inc. *	208,800
9,000	Atheros Communications, Inc. *	323,280
5,400	Avago Technologies Ltd.	153,738
4,700	Cavium Networks, Inc. *	177,096
4,000	Check Point Software Technologies Ltd. *	185,040
4,000	Cognizant Technology Solutions Corp.
	Class A *	293,160
3,000	Coherent, Inc. *	135,420
8,000	Concur Technologies, Inc. *	415,440
2,500	Dolby Laboratories, Inc. Class A *	166,750
2,500	Equinix, Inc. *	203,150
4,000	iGate Corp.	78,840
6,500	Informatica Corp. *	286,195
2,000	MercadoLibre, Inc. *	133,300
3,000	Rovi Corp. *	186,030
4,500	Salesforce.com, Inc. *	594,000
4,000	Solera Holdings, Inc.	205,280
5,400	SuccessFactors, Inc. *	156,384
1,700	Synchronoss Technologies, Inc. *	45,407
5,000	Teradata Corp. *	205,800
9,000	TIBCO Software, Inc. *	177,390
6,000	VeriFone Holdings, Inc. *	231,360
2,100	VMware, Inc. Class A *	186,711
2,600	WebMD Health Corp. *	132,756
3,000	Wright Express Corp. *	138,000
		6,932,983
	MATERIALS (6.6%)
4,000	Air Products & Chemicals, Inc.	363,800
7,000	AptarGroup, Inc.	332,990
5,200	Balchem Corp.	175,812
7,000	Celanese Corp. Series A	288,190
6,000	Crown Holdings, Inc. *	200,280
4,400	Hawkins, Inc.	195,360
4,400	Lubrizol Corp. (The)	470,272
2,000	NewMarket Corp.	246,740
5,400	Praxair, Inc.	515,538
6,000	Rockwood Holdings, Inc. *	234,720
2,000	Schweitzer-Mauduit International, Inc.	125,840
3,100	Scotts Miracle-Gro Co. (The) Class A	157,387
8,400	Sigma-Aldrich Corp.	559,104
4,000	Valspar Corp. (The)	137,920
		4,003,953
	TELECOMMUNICATION SERVICES (0.8%)
12,000	SBA Communications Corp. Class A *	491,280
	UTILITIES (0.9%)
3,000	ITC Holdings Corp.	185,940

Shares		Value
3,000	Questar Corp.	$52,230
2,600	South Jersey Industries, Inc.	137,332
3,000	Wisconsin Energy Corp.	176,580
		552,082
	TOTAL COMMON STOCKS
	(Cost $26,701,889) (70.0%)	42,473,315

Principal
Amount		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (12.6%)
$2,000,000	Federal Farm Credit Bank, 1.50%,
	12/8/14	1,994,562
1,000,000	Federal Home Loan Banks, 1.38%,
	5/16/11	1,004,378
1,000,000	Federal Home Loan Banks, 1.25%,
	6/16/14	993,457
701,178	Federal Home Loan Mortgage Corp.,
	4.50%, 6/15/23	728,344
758,121	Federal Home Loan Mortgage Corp.,
	4.50%, 10/15/27	797,402
348,428	Federal Home Loan Mortgage Corp.,
	Gold PC Pool# J03316, 5.00%, 9/1/21	369,824
953,930	Federal National Mortgage Association,
	5.00%, 11/1/34	1,007,733
711,928	Government National Mortgage
	Association, 5.50%, 1/15/36	770,992
	TOTAL U.S. GOVERNMENT
	AGENCY OBLIGATIONS
	(Cost $7,483,967) (12.6%)	7,666,692

CORPORATE BONDS & NOTES (9.1%)

	BASIC MATERIALS (3.3%)
1,000,000	EI du Pont de Nemours & Co., 3.25%,
	1/15/15	1,037,880
1,000,000	PPG Industries, Inc., 1.90%, 1/15/16	949,305
		1,987,185
	COMMUNICATIONS (3.9%)
1,000,000	BellSouth Corp., 5.20%, 9/15/14	1,091,685
1,000,000	Verizon Communications, Inc., 8.75%,
	11/1/18	1,305,816
		2,397,501
	CONSUMER, NON-CYCLICAL (1.9%)
1,000,000	Pfizer, Inc., 5.35%, 3/15/15	1,124,159
	TOTAL CORPORATE BONDS &
	NOTES
	(Cost $4,987,033) (9.1%)	5,508,845
U.S. TREASURY OBLIGATIONS (1.7%)

	U.S. TREASURY NOTES & BONDS (1.7%)

1,000,000	U.S. Treasury Notes, 1.13%, 6/30/11	1,004,609

	TOTAL U.S. TREASURY
	OBLIGATIONS
	(Cost $1,000,564) (1.7%)	1,004,609

 2

Value Line Asset Allocation Fund, Inc.

Schedule of Investments (unaudited)

Principal Amount	Value

TOTAL INVESTMENT
SECURITIES (93.4%)
(Cost $40,173,453)	$56,653,461

SHORT-TERM INVESTMENTS (6.4%)

REPURCHASE AGREEMENTS (1) (6.4%)

$3,900,000	With Morgan Stanley, 0.06%, dated
12/31/10, due 01/03/11, delivery value
$3,900,020 (collateralized by
$3,715,000 U.S. Treasury Notes
3.1250%, due 08/31/13, with a value of
$3,980,508)	3,900,000

TOTAL SHORT-TERM
INVESTMENTS
(Cost $3,900,000) (6.4%)	3,900,000

CASH AND OTHER ASSETS IN EXCESS OF
LIABILITIES (0.2%)	138,200

NET ASSETS (2) (100%)	$60,691,661

NET ASSET VALUE OFFERING AND
REDEMPTION PRICE, PER OUTSTANDING
SHARE
($60,691,661 ÷ 3,020,974 shares outstanding)	$20.09

*	Non-income producing.
(1)	The Fund’s custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest.
(2)
For federal income tax purposes, the aggregate cost was $44,073,453, aggregate gross unrealized appreciation was $16,707,280, aggregate gross unrealized depreciation was $227,272 and the net unrealized appreciation was $16,480,008.

ADR	American Depositary Receipt.

 3

In accordance with Financial Accounting Standards Board Accounting Standards Codification (FASB ASC 820-10), Fair Value Measurements and Disclosures, (formerly Statement of Financial Accounting Standards (“SFAS”) No. 157), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). FASB ASC 820-10-35-39 to 55 provides three levels of the fair value hierarchy as follows:

●	Level 1: Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2: Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

●	Level 3: Inputs that are unobservable.

The Fund adopted the authoritative guidance included in FASB ASC 820-10, Fair Value Measurements and Disclosures, on determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly (formerly FSP FAS 157-4). FASB ASC 820-10-35-51A to 51H indicates that if an entity determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value. Valuation techniques such as an income approach might be appropriate to supplement or replace a market approach in those circumstances. It provides a list of factors to determine whether there has been a significant decrease in relation to normal market activity. Regardless, however, of the valuation technique and inputs used, the objective for the fair value measurement in those circumstances is unchanged from what it would be if markets were operating at normal activity levels and/or transactions were orderly; that is, to determine the current exit price as promulgated by FASB ASC 820-10. The guidance also requires additional disclosures regarding inputs and valuation techniques used, change in valuation techniques and related inputs, if any, and more disaggregated information relating to debt and equity securities.

Valuation techniques such as an income approach might be appropriate to supplement or replace a market approach in those circumstances. It provides a list of factors to determine whether there has been a significant decrease in relation to normal market activity. Regardless, however, of the valuation technique and inputs used, the objective for the fair value measurement in those circumstances is unchanged from what it would be if markets were operating at normal activity levels and/or transactions were orderly; that is, to determine the current exit price as promulgated by FASB ASC 820-10.

The following is a summary of the inputs used as of December 31, 2010 in valuing the Fund’s investments carried at value:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$42,473,315	$0	$0	$42,473,315
U.S. Government Agency Obligations	0	7,666,692	0	7,666,692
Corporate Bonds & Notes	0	5,508,845	0	5,508,845
U.S. Treasury Obligations	0	1,004,609		1,004,609
Short-Term Investments	0	3,900,000	0	3,900,000
Total Investments in Securities	$42,473,315	$18,080,146	$0	$60,553,461

For the period ended December 31, 2010, there was no significant security transfer activity between Level 1 and Level 2.

For the period ended December 31, 2010, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Schedule’s investments by category.

Item 2. Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the   registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.     Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	February 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	February 28, 2011